Prospectus Supplement	October 14, 2013

Putnam Diversified Income Trust
Prospectus dated January 30, 2013

The following information is added to How does the fund price its shares?:

The fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

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